FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of company's assets that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2023	2022
Assets:
U.S. Mutual Funds Held in Trust Account	1	$26,711,906	$118,377,460

Liabilities:
Due to non-redeeming stockholders	3	$151,189	$—

		December 31,	December 31,
Description	Level	2022	2021
Assets:
U.S. Treasury Securities (Matured on 4/14/2022)	1	$—	$116,717,711
U.S. Mutual Funds Held in Trust Account	1	$118,377,460	$—

Schedule of changes in the fair value of Level 3 liability due to Non-redeeming Stockholders

Fair value as of December 31, 2022	$—
Initial value	480,000
Payments to Non-redeeming Stockholders	(320,000)
Change in fair value of due to Non-redeeming Stockholders	(8,811)
Fair value as of September 30, 2023	$151,189